Concentrations (Details) - Schedule of Company's Revenue - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer A [Member]
Schedule of Company's Revenue [Line Items]
Concentration Risk, Percentage			59.00%
Customer B [Member]
Schedule of Company's Revenue [Line Items]
Concentration Risk, Percentage			15.00%
Customer C [Member]
Schedule of Company's Revenue [Line Items]
Concentration Risk, Percentage	15.00%
Customer D [Member]
Schedule of Company's Revenue [Line Items]
Concentration Risk, Percentage	12.00%